Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Summary of total shares

Common shares issued and outstanding at December 31, 2019	96,693,265
Genmab Investment	2,175,157
2020 Private Investment	55,688,535
Initial Public Offering and Private Placement	22,708,332
Share option exercises	3,195,276
Common shares issued and outstanding at December 31, 2020	180,460,565
Follow-on public offering, incl. Greenshoe	5,750,000
Share option exercises	910,163
Common shares issued and outstanding at December 31, 2021	187,120,728